Provisions and contingent liabilities - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income tax and social contribution
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	R$ 33,390	R$ 29,963